Cover	Nov. 15, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 15, 2022
Entity File Number	814-00830
Entity Registrant Name	Firsthand Technology Value Fund, Inc.
Entity Central Index Key	0001495584
Entity Tax Identification Number	27-3008946
Entity Incorporation, State or Country Code	MD
Entity Address, Address Line One	150 Almaden Blvd.
Entity Address, Address Line Two	Suite 1250
Entity Address, City or Town	San Jose
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	95113
City Area Code	(800)
Local Phone Number	976-8776
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, par value $0.001 per share
Trading Symbol	SVVC
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false